INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Goodwill (Details) - USD ($)	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Goodwill
Goodwill	$ 25,526,855	$ 29,804,715	$ 14,438,027
Rizobacter Argentina
Goodwill
Goodwill	20,094,633	23,484,761	$ 14,438,027
Semya S.A.
Goodwill
Goodwill	$ 5,432,222	$ 6,319,954